May 01, 2016

GE INVESTMENTS FUNDS, INC.

S&P 500 Index Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement Dated July 1, 2016

To the Statutory Prospectus dated May 1, 2016 (the “Prospectus”) and the Summary Prospectuses dated May 1, 2016 (each, a “Summary Prospectus”)

The Prospectus and Summary Prospectuses are further revised as follows:

On page 1 of the Summary Prospectus for the S&P 500 Index Fund and page 6 of the Prospectus, the section entitled “Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the fees or charges imposed by the separate accounts (“Accounts”) of the life insurance companies through which shares of the Fund may be purchased. If these fees and charges were included, the costs shown below would be higher.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).

Class 1
Management Fees[1]	0.25%
Distribution and/or Service (12b-1) Fees	N/A
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.32%
[1]	Restated to reflect current fees.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect the fees or charges imposed by the Accounts of the various life insurance companies through which shares of the Fund are offered. If these fees and charges were included, the expenses shown below would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1	$33	$103	$180	$406